CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603

                               December 4, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re: First Trust Exchange-Traded AlphaDEX(R) Fund (Registration Nos. 333-140895 and 811-22019)
                  ---------------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Supplements to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497 on November 13, 2012. The Registration Statement relates to First Trust Energy AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund and First Trust Small Cap Core AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP


                                                By: /s/ Morrison C. Warren
                                                    ----------------------------
                                                        Morrison C. Warren